Trade and other receivables, net - Charged into restricted bank accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables, net
Beginning balance	$ 376	$ 2,510	$ 2,782
Increase in restricted bank accounts			166
Decrease in restricted bank accounts	$ (17)	(2,134)	(438)
Final balance		$ 376	$ 2,510